Financial Instruments - Financial liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Treasury Risk Management
Current financial liabilities	€ 372	€ 105	€ 89
Non-current financial liabilities	3,473	3,311	260
Total financial liabilities	3,845	3,416	349
Bank loans and overdrafts
Treasury Risk Management
Current financial liabilities	284	34	39
Non-current financial liabilities	2	1
Total financial liabilities	287	35	39
Commercial Papers
Treasury Risk Management
Total financial liabilities	200
Bonds and other loans
Treasury Risk Management
Non-current financial liabilities	3,168	3,077
Total financial liabilities	3,168	3,077
Lease liabilities
Treasury Risk Management
Current financial liabilities	57	43	49
Non-current financial liabilities	169	100	115
Total financial liabilities	226	143	164
Loans with Unilever
Treasury Risk Management
Current financial liabilities			1
Total financial liabilities			1
Derivatives
Treasury Risk Management
Current financial liabilities	31	28
Total financial liabilities	31	28
Other financial liabilities
Treasury Risk Management
Non-current financial liabilities	133	133	145
Total financial liabilities	€ 133	€ 133	€ 145
Magnum RFM Ice Cream Inc
Treasury Risk Management
Proportion of ownership interest in joint venture	50.00%
Ownership interest in joint venture, additional shares owned over stated ownership percentage	1
Exercise period of the right to buy shares	1 month